BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                             FINANCIAL STATEMENTS

                                 JUNE 30, 2000

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                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)






                                   CONTENTS



                                                        Page

Accountants' Compilation Report                          1

Financial Statements and Notes
  Statement of Assets and Liabilities                    2
  Condensed Schedule of Investments                    3 - 4
  Statement of Operations                                5
  Statements of Changes in Net Assets                    6
  Notes to Financial Statements                        7 - 9


























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                        ACCOUNTANTS' COMPILATION REPORT



To the General Partner
BMO Partners Fund, L.P.
(A Delaware Limited Partnership):



We have compiled the accompanying statement of assets and liabilities of BMO Partners Fund, L.P. (A Delaware Limited Partnership), including the condensed schedule of investments as of June 30, 2000, and the related statements of operations and changes in net assets for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants.

A compilation is limited to presenting in the form of financial statements information that is the representation of management. We have not audited or reviewed the accompanying financial statements and, accordingly, do not express an opinion or any other form of assurance on them.

The financial statements for the year ended December 31, 1999 were audited by us and we expressed an unqualified opinion on them in our report dated February 15, 2000, but we have not performed any auditing procedures since that date.



New York, New York
July 11, 2000

















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                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                         NOTES TO FINANCIAL STATEMENTS
                     (See Accountants' Compilation Report)


NOTE 1 - NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING
         POLICIES

Nature of Business

BMO Partners Fund, L.P. ("Partnership") was organized under the laws of the State of Delaware in 1991 as a limited partnership for the purpose of investing in publicly traded equity and debt securities. The Partnership maintains its general office in New York City.

Security Valuation

Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last sales price on the day of valuation. Other securities traded in the over-the-counter market and other securities for which no sale was reported on that date are stated at the last quoted bid price.

Cash Equivalents

Cash equivalents consist of amounts held in money market accounts whose fair value approximates their carrying amount. At June 30, 2000 and throughout the year, the Partnership maintained balances in excess of insurable limits. The Partnership has not experienced any losses in such accounts and believes it is not subject to any significant credit risk with respect to cash equivalents.

Income Taxes

As a limited partnership, the partners are required to include their proportionate share of the Partnership's taxable income or loss on their respective income tax returns. Accordingly, there is no provision for federal, state or city income taxes in these financial statements.

The Partnership is not subject to the New York City unincorporated business tax since its sole activity is investing for its own account.





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                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                         NOTES TO FINANCIAL STATEMENTS
                     (See Accountants' Compilation Report)


NOTE 1 -         NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING
                 POLICIES (CONTINUED)

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires the general partner to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Other

The Partnership follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Realized gains and losses from securities transactions are recorded on a first-in, first-out basis.

NOTE 2 - INVESTMENT ADVISORY FEES

The general partner is a partnership which makes all investment decisions and is compensated solely by receiving a quarterly management fee as defined in the partnership agreement. Under the terms of this agreement, the general partner is entitled to investment advisory fees, calculated quarterly, based on an annual rate of 1% of the first $5,000,000 in net assets, 0.75% on the second $5,000,000 in net assets, and 0.50% on net assets over $10,000,000. Investment advisory fees paid to the general partner were $94,199 for the six months ended June 30, 2000.










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                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                         NOTES TO FINANCIAL STATEMENTS
                     (See Accountants' Compilation Report)


NOTE 3 - CONCENTRATIONS OF CREDIT RISK

Financial instruments that potentially subject the Partnership to concentrations of credit risk consist primarily of cash equivalents and investments. The Partnership maintains cash and cash equivalents, short and long-term investments and other financial instruments at a major financial institution.

NOTE 4 -         ALLOCATION OF PARTNERS' CAPITAL

The net income of the Partnership is allocated among the partners in proportion to their respective capital accounts as follows:

                                                    General     Limited
                                        Total      Partner     Partners



Partners' capital -January 1,      $31,383,636     $   -     $31,383,636
2000

Partners' capital contributions        620,823         -         620,823
Distributions to partners           (3,413,381)        -      (3,413,381)

Net increase in net assets
resulting  from operations           1,784,325                 1,784,325



Partners' capital -June 30, 2000   $30,375,403     $   -     $30,375,403
                                  ------------     ------    -----------










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                               BMO PARTNERS FUND, L.P.
                           (A Delaware Limited Partnership)


                          STATEMENT OF ASSETS AND LIABILITIES

                                    JUNE 30, 2000




Assets
  Investments in securities,
   at market value (cost $16,096,978)                      $29,272,315

  Cash and cash equivalents
                                                             1,083,532
  Receivables
    Dividends                                                   21,273
    Interest                                                    15,283

      Total assets
                                                            30,392,403


Liabilities
  Accrued liabilities
                                                                17,000

      Total liabilities
                                                                17,000


Net assets                                                 $30,375,403

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                               BMO PARTNERS FUND, L.P.

                           (A Delaware Limited Partnership)

                           CONDENSED SCHEDULE OF INVESTMENTS


                                    JUNE 30, 2000





                                                  Shares          Value
                                                  ------          -----


Securities by industry
Common stocks (94.32%) (a)

  United States
    Consumer non-durables (21.67%)

      Pharmaceuticals and hospital supplies
        (13.76%) (b)                                          $  4,180,235
      Publishing and broadcasting (2.77%)                          842,303
      Entertainment and leisure (1.32%)                            400,000
      Services (3.82%)                                           1,159,706
    Services (5.38%)
      Services (1.29%)                                             390,833
      Telecommunications (4.09%)                                 1,241,656
    Intermediates (1.21%)
      Railroads (1.21%)                                            368,156

    Capital goods (32.58%)
      Computer and office supplies (3.61%)                       1,095,031



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      Electrical equipment (5.37%) (b)                           1,632,604
      Electronics (4.51%)                                        1,369,130
      Machinery (4.83%)                                          1,467,978
      Miscellaneous industrials (4.94%)                          1,500,208

      Telecommunications
        AT&T Corp. Liberty Media Group (7.02%)    87,940         2,132,545
        Other (2.30%)                                              699,356

    Energy (4.17%)
      Oil - domestic & crudes (4.17%)                            1,267,682
    Miscllaneous industrials (4.78%)

      Miscellaneous industrials - energy
       (4.78%)                                                   1,452,518
    Transportation (1.96%)
      Freight and shipping (1.96%)                                 596,600




                    See notes to financial statements and accountants'
                                 compilation report.














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                                  BMO PARTNERS FUND, L.P.
                              (A Delaware Limited Partnership)


                             CONDENSED SCHEDULE OF INVESTMENTS
                                         (CONTINUED)


                                        JUNE 30, 2000




                                                                  Value
                                                                  -----


Securities by industry (continued)

Common stocks (94.34%) (a) (continued)
    Financial (19.98%)
      Banks (1.86%)                                               563,895

      Credit and finance (6.33%) (b)                            1,923,161
      Insurance
        American International Group, Inc.
         6.91%)                                  17,860         2,098,550

        Other (4.88%)
                                                                1,483,650
    Public utilities (2.59%)
      Natural gas (2.59%)                                         787,893

          Total common stocks (cost
            $15,408,918)                                       28,653,690





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Fixed income (2.04%)
  Municipal bonds (.84%) (a)
    United States
      Puerto Rico 7.7% due 7/1/2020 (.84%)                         255,373
          Total municipal bonds (cost $302,185)                    255,373

  U.S. government obligation (1.20%) (a)

    U.S. Treasury 4.750% note due 11/15/08 (1.20%)                 363,252
          Total U.S. government obligations (cost
           $385,875)                                               363,252


      Total - 96.37% (cost $16,096,978)                       $ 29,272,315




 (a)  Percent of net assets on the statement of assets and liabilities.
 (b) No holdings in any one company in this category exceed 5% of net assets on the statement of assets and liabilities



     See notes to financial statements and accountants'
                     compilation report.


















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